Equity - Schedule of Composition of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 27, 2023
Shareholder
Total, Number of shares	200	200	100
Total shares %	100.00%	100.00%
J&F International B.V. [Member]
Shareholder
Total, Number of shares	162	164
Total shares %	81.00%	82.00%
Stichting JAB [Member]
Shareholder
Total, Number of shares	8	8
Total shares %	4.00%	4.00%
Stichting ACC Family [Member]
Shareholder
Total, Number of shares	6	6
Total shares %	3.00%	3.00%
Stichting AGR [Member]
Shareholder
Total, Number of shares	2	2
Total shares %	1.00%	1.00%
Stichting ECS [Member]
Shareholder
Total, Number of shares	2	2
Total shares %	1.00%	1.00%
Banco Original S.A. [Member]
Shareholder
Total, Number of shares	19	18
Total shares %	9.50%	9.00%
Albino Andrade de Pinho [Member]
Shareholder
Total, Number of shares	1
Total shares %	0.50%	0.00%